Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative assets recorded on the consolidated balance sheet, reduced as a result of master netting agreements	$ 982.5	$ 2,023.6
Derivative liabilities recorded on the consolidated balance sheet, reduced as a result of master netting agreements	982.5	2,023.6
Reduction in derivative assets due to cash collateral received from derivative counterparties	118.6	220.1
Reduction in derivative liabilities due to cash collateral deposited with derivative counterparties	425.0	257.4
This amount represents additional cash collateral received from derivative counterparties not offset against derivative assets	1.6	72.3
This amount represents additional cash collateral deposited with derivative counterparties not offset against derivative liabilities	73.3	47.8
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position	178.9	202.0
Collateral deposited with derivative counterparties for derivatives instruments with credit-risk-related contingent features that are in a liability position	155.4	80.5
Termination payments that could have been required for derivative instruments with credit-risk-related contingent features	23.5	121.5
Sterling denominated debt designated as hedges of foreign exchange risk	242.3	241.2
Maximum length of time being hedged for exposure to variability in future cash flows of forecasted foreign currency denominated transactions	Twenty-three months is the maximum length of time over which the exposure to variability in future cash flows of forecasted foreign currency denominated transactions is being hedged.
The net gain/loss recognized in earnings during the period representing the amount of hedge ineffectiveness cash flow hedges	0	0	0
Net foreign exchange contract losses reclassified from AOCI	0.2		6.3
Estimated net gain (loss) to be reclassified into earnings within the next twelve months relating to cash flow hedges	3.1
Ineffectiveness from net investment hedges	5.3	0	0
Interest Rate Swap Contracts
Derivative [Line Items]
Net cash flow hedge derivative loss	0.2
Client Related and Trading
Derivative [Line Items]
Percentage of derivatives outstanding related to client-related and trading activities	96.00%	96.00%
Changes recorded in the fair value of the hedged items in a fair value hedge	0.4	0.3	0.2
The net gain/loss recognized in earnings during the period representing the amount of hedge ineffectiveness for fair value hedges of available for sale investment securities, senior notes, or subordinated debt	$ 0.3	$ 0.9	$ 0.1